UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

EXPLANATORY NOTE:

The Registrant is filing this Amendment to its Quarterly Schedule of Portfolio Holdings on Form N-Q with the Securities and Exchange Commission on October 1, 2015 to allocate two securities in the Kopernik Global All-Cap Fund and Kopernik International Fund, respectively, in their proper country allocations per the adviser, Kopernik Global Investors, LLC.

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.0%
	Shares	Value
AUSTRALIA — 3.6%
Newcrest Mining, Ltd. *	3,011,795	$24,810,632

BRAZIL — 1.5%
BrasilAgro — Brasileira de Propriedades Agricolas *	411,100	1,342,338
Centrais Eletricas Brasileiras *	728,200	1,229,281
Centrais Eletricas Brasileiras ADR	2,242,274	5,538,417
SLC Agricola SA	436,100	2,240,394

		10,350,430

CANADA — 28.3%
Barrick Gold Corp.	2,444,875	17,260,818
Cameco Corp.	2,636,371	36,197,374
Centerra Gold, Inc.	1,190,851	5,954,938
Dundee Bancorp, Inc. *	880,814	7,401,572
Dundee Precious Metals, Inc. *	3,550,852	5,538,661
Gabriel Resources, Ltd. *	8,461,603	2,846,737
Goldcorp, Inc.	507,342	6,737,502
Ivanhoe Mines, Ltd. *	13,951,522	7,573,943
Kinross Gold Corp. *	11,841,916	21,552,287
Kirkland Lake Gold, Inc. *	418,795	1,530,634
Lundin Gold, Inc. *	5,304,030	14,883,809
New Gold *	2,008,333	4,418,333
Niko Resources, Ltd. *	4,003,432	459,162
Northern Dynasty Minerals, Ltd. (USD) *	4,824,257	1,499,379
Northern Dynasty Minerals, Ltd. (CAD) *	8,496,132	2,663,466
Novagold Resources, Inc. *	1,611,065	4,913,748
Silver Standard Resources, Inc. *	1,167,987	6,715,925
Sprott, Inc.	9,036,297	14,509,480
Tahoe Resources, Inc.	728,786	5,929,031
Turquoise Hill Resources, Ltd. *	3,810,168	12,916,470
Uranium Participation Corp. *	4,373,186	16,886,179

		198,389,448

CHILE — 0.5%
Sociedad Quimica y Minera de Chile SA ADR	263,144	3,555,075

CHINA — 2.6%
China Yurun Food Group, Ltd. *	32,646,000	9,685,616
Guangshen Railway Co., Ltd.	12,561,003	6,027,493
Nam Tai Property, Inc.	303,107	1,485,224
NVC Lighting Holding, Ltd. (A)	19,225,203	1,097,371

		18,295,704

FRANCE — 3.8%
Areva SA *	1,032,379	9,402,683
Electricite de France SA	720,184	17,155,524

		26,558,207

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
GREECE — 0.7%
Diana Shipping, Inc. *	624,525	$4,715,164

HONG KONG — 0.8%
Guoco Group, Ltd.	347,000	3,947,912
Luks Group Vietnam Holdings Co., Ltd.	5,417,000	1,802,802

		5,750,714

ITALY — 1.2%
ERG SpA	668,029	8,642,544

JAPAN — 12.7%
Bit-isle, Inc.	1,921,000	7,347,029
Japan Digital Laboratory Co., Ltd.	303,500	4,447,137
Japan Steel Works, Ltd.	5,838,315	21,669,624
Kamigumi Co., Ltd.	454,000	4,274,967
Kurita Water Industries, Ltd.	269,100	5,886,393
Mitsubishi Corp.	378,000	8,172,437
Mitsui & Co., Ltd.	1,759,500	22,878,398
Organo Corp.	1,855,000	7,543,632
Sanshin Electronics Co., Ltd.	327,500	3,546,254
West Japan Railway Co.	47,800	3,436,077

		89,201,948

LEBANON — 0.3%
Solidere GDR	166,323	1,862,820
Solidere GDR (B)	47,612	529,441

		2,392,261

POLAND — 0.5%
Kernel Holding SA	311,624	3,617,617

RUSSIA — 16.5%
Etalon Group, Ltd. GDR	1,625,111	3,087,711
Federal Grid Co Unified Energy System PJSC *	17,126,073,423	18,895,197
Gazprom PAO ADR	5,942,486	27,632,560
Lukoil PJSC ADR	122,350	5,065,290
Mobile Telesystems PJSC *	1,232,738	4,498,503
Moscow Exchange MICEX-RTS PJSC	4,207,427	4,812,974
Protek OJSC *	3,903,505	2,641,184
RusHydro PJSC ADR	20,299,239	18,127,221
Sberbank of Russia ADR	5,109,421	25,202,219
Yandex NV, Cl A *	406,111	5,649,004

		115,611,863

SINGAPORE — 1.8%
Golden Agri-Resources, Ltd.	53,389,600	12,259,157

SOUTH AFRICA — 1.1%
Impala Platinum Holdings, Ltd.	2,170,553	7,808,689

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount/ Number of Rights		Value
SOUTH KOREA — 3.2%
Hyundai Motor Co.		27,246	$3,469,345
KT Corp.		495,399	12,954,928
KT Corp. ADR		457,369	5,977,813

			22,402,086

UKRAINE — 2.5%
Astarta Holding NV *		404,055	3,816,569
MHP SA GDR		1,284,540	12,845,400
MHP SA GDR (B)		44,627	446,270

			17,108,239

UNITED STATES — 8.4%
Cloud Peak Energy, Inc. *		1,240,749	3,945,582
KBR Inc.		203,418	3,553,712
Layne Christensen Co. *		522,503	4,336,775
Pandora Media Inc. *		516,574	9,050,377
Peabody Energy Corp.		4,792,928	5,751,514
SkyWest, Inc.		1,686,957	27,936,008
Tsakos Energy Navigation, Ltd.		427,505	3,898,845

			58,472,813

TOTAL COMMON STOCK (Cost $854,438,058)			629,942,591

PREFERRED STOCK — 1.8%

BRAZIL — 1.8%
Centrais Eletricas Brasileiras (Cost $22,105,885)		5,087,200	12,688,470

CONVERTIBLE BONDS — 1.1%

CANADA — 1.1%
Gabriel Resources, Ltd. 8.000%, 06/30/19 (A)	CAD	11,758,000	7,473,210

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 11/13/14 (A) (B) (C)	$	723,000	36,150

TOTAL CONVERTIBLE BONDS (Cost $11,566,862)			7,509,360

RIGHTS — 0.0%

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19 * (A) (Cost $—)		11,758	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2015
(Unaudited)

WARRANTS — 0.0%
	Number of Warrants/ Face Amount	Value
CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19 * (A) (Cost $—)	4,679,684	$214,689

TIME DEPOSIT — 4.4%

UNITED STATES — 4.4%
Brown Brothers Harriman Sweep Interest
0.030%, 08/03/15 (Cost $31,090,407)	$31,090,407	31,090,407

TOTAL INVESTMENTS — 97.3% (Cost $919,201,212) †		681,445,517
Other Assets and Liabilities, Net — 2.7%		18,988,047

NET ASSETS — 100.0%		$700,433,564

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2015, was $8,821,420 and represented 1.3% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $919,201,212, and the unrealized appreciation and depreciation were $27,395,636 and $(265,151,331), respectively.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2015
(Unaudited)

The list of inputs used to value the Fund’s net assets as of July 31, 2015 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$24,810,632	$—	$—	$24,810,632
Brazil	10,350,430	—	—	10,350,430
Canada	198,389,448	—	—	198,389,448
Chile	3,555,075	—	—	3,555,075
China	17,198,333	—	1,097,371	18,295,704
France	26,558,207	—	—	26,558,207
Greece	4,715,164	—	—	4,715,164
Hong Kong	5,750,714	—	—	5,750,714
Italy	8,642,544	—	—	8,642,544
Japan	89,201,948	—	—	89,201,948
Lebanon	2,392,261	—	—	2,392,261
Poland	3,617,617	—	—	3,617,617
Russia	115,611,863	—	—	115,611,863
Singapore	12,259,157	—	—	12,259,157
South Africa	7,808,689	—	—	7,808,689
South Korea	22,402,086	—	—	22,402,086
Ukraine	17,108,239	—	—	17,108,239
United States	58,472,813	—	—	58,472,813

Total Common Stock	628,845,220	—	1,097,371	629,942,591
Preferred Stock	12,688,470	—	—	12,688,470
Convertible Bonds	—	—	7,509,360	7,509,360
Rights	—	—	—	—
Warrants	—	—	214,689	214,689
Time Deposit	—	31,090,407	—	31,090,407

Total Investments in Securities	$641,533,690	$31,090,407	$8,821,420	$681,445,517

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stock	Convertible Bonds	Warrants	Rights
Beginning Balance as of November 1, 2014	$2,193,936	$9,591,330	$747,388	$—
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	(1,096,565)	(2,081,970)	(532,699)	—
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of July 31, 2015	$1,097,371	$7,509,360	$214,689	$—

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,096,565)	$(2,081,970)	$(532,699)	$—

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2015
(Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at July 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$1,097,371	Market Quote	Liquidity Discount	50%

Convertible Bonds	7,509,360	Market Quote	Broker Quote	N/A

Warrants	214,689	Market Quote	Broker Quote	N/A

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended July 31, 2015, there were no significant changes to the Fund’s fair valuation methodology.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

KGI-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.7%
	Shares	Value
AUSTRALIA — 4.2%
Newcrest Mining, Ltd. *	5,202	$42,853

BRAZIL — 2.3%
BR Malls Participacoes SA	4,100	15,232
Centrais Eletricas Brasileiras SA ADR *	5,233	8,739

		23,971

CANADA — 20.2%
Barrick Gold Corp.	4,933	34,827
Cameco Corp.	3,166	43,469
Centerra Gold, Inc.	1,688	8,441
Goldcorp, Inc.	757	10,053
Kinross Gold Corp. *	17,401	31,670
MEG Energy Corp. *	1,970	21,118
New Gold *	6,913	15,209
Novagold Resources, Inc. *	7,102	21,661
Tahoe Resources, Inc.	392	3,189
Turquoise Hill Resources, Ltd. *	5,154	17,472

		207,109

CHILE — 0.8%
Sociedad Quimica y Minera de Chile SA ADR	611	8,255

CHINA — 2.7%
China Shenhua Energy Co., Ltd.	5,500	10,472
Guangshen Railway Co., Ltd., Cl H	36,000	17,275

		27,747

FRANCE — 0.5%
Areva SA *	567	5,164

HONG KONG — 2.4%
Hua Hong Semiconductor, Ltd. * (A)	15,000	14,725
K Wah International Holdings, Ltd.	18,000	9,914

		24,639

JAPAN — 4.0%
Japan Steel Works, Ltd.	4,000	14,847
Kamigumi Co., Ltd.	1,000	9,416
Mitsubishi Corp.	200	4,324
Mitsui & Co., Ltd.	400	5,201
West Japan Railway Co.	100	7,188

		40,976

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount	Value
RUSSIA — 15.4%
Gazprom PAO ADR	9,559	$44,449
Lukoil PJSC ADR	401	16,601
Mail.Ru Group, Ltd. GDR *	826	15,529
Mobile TeleSystems PJSC ADR	2,724	22,337
RusHydro PJSC ADR	9,900	8,841
Sberbank of Russia ADR	6,780	33,442
Yandex NV, Cl A *	1,180	16,414

		157,613

SINGAPORE — 2.2%
Golden Agri-Resources, Ltd.	96,100	22,066

SOUTH AFRICA — 1.9%
AngloGold Ashanti, Ltd. ADR	548	3,354
Gold Fields, Ltd.	3,040	8,233
Impala Platinum Holdings, Ltd.	2,159	7,767

		19,354

SOUTH KOREA — 4.0%
Hyundai Motor Co. GDR	222	9,812
KT Corp. ADR	2,401	31,381

		41,193

TURKEY — 1.0%
Turkcell Iletisim Hizmetleri AS ADR	856	9,827

UKRAINE — 2.0%
MHP SA GDR	2,000	20,000

UNITED KINGDOM — 1.3%
Fresnillo PLC	1,365	13,792

UNITED STATES — 2.8%
Newmont Mining Corp.	419	7,194
Pandora Media, Inc. *	1,250	21,900

		29,094

TOTAL COMMON STOCK (Cost $774,249)		693,653

TIME DEPOSIT — 32.1%

UNITED STATES — 32.1%
Brown Brothers Harriman Sweep Interest
0.030%, 08/03/15 (Cost $328,684)	$328,684	328,684

TOTAL INVESTMENTS — 99.8% (Cost $1,102,933) †		1,022,337
Other Assets and Liabilities, Net — 0.2%		1,708

NET ASSETS — 100.0%		$1,024,045

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2015
(Unaudited)

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,102,933, and the unrealized appreciation and depreciation were $4,857 and $(85,453), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

The list of inputs used to value the Fund’s net assets as of July 31, 2015 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$693,653	$—	$—	$693,653
Time Deposit	—	328,684	—	328,684

Total Investments in Securities	$693,653	$328,684	$—	$1,022,337

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 securities.

For the period ended July 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

KGI-QH-002-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 1, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: October 1, 2015